Loans - Details of Negotiable Obligations (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about loans [line items]
Non-current		$ 6,255		$ 6,191	$ 5,658
Current		1,317		827	833
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 15
Interest rate	[2]	10.00%	10.00%
Principal Maturity		2028
Non-current		$ 15		15	15
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	521
Non-current					346
Current				354	273
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 1,000
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Non-current					1
Current					1
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 757
Interest rate	[2]	8.50%	8.50%
Principal Maturity		2025
Non-current				1,132	1,132
Current		$ 785		41	41
Negotiable obligations [member] | 2015 October [member] | Class XLIII [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 2,000
Current					4
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 644
Interest rate	[2]	6.95%	6.95%
Principal Maturity		2027
Non-current		$ 649		816	818
Current		19		25	25
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 537
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2047
Non-current		$ 530		530	529
Current		1		1	1
Negotiable obligations [member] | 2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 399
Interest rate	[2]	8.50%	8.50%
Principal Maturity		2029
Non-current		$ 398		397	397
Negotiable obligations [member] | 2020 July [member] | Class XIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 341
Interest rate	[2]	8.50%	8.50%
Principal Maturity		2025
Non-current				43	127
Current		$ 44		88	90
Negotiable obligations [member] | 2020 December and 2021 February [member] | Class XIV [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	133
Current					139
Negotiable obligations [member] | 2021 February [member] | Class XVI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 776
Interest rate	[2]	9.00%	9.00%
Principal Maturity		2026
Non-current		$ 58		307	542
Current		243		235	238
Negotiable obligations [member] | 2021 February [member] | Class XVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 748
Interest rate	[2]	9.00%	9.00%
Principal Maturity		2029
Non-current		$ 756		758	760
Negotiable obligations [member] | 2021 February [member] | Class XVIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 576
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2033
Non-current		$ 555		553	544
Current		11		11	10
Negotiable obligations [member] | 2021 February [member] | Class XIX [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 4,128
Non-current					63
Current				35
Negotiable obligations [member] | 2021 July [member] | Class XX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 384
Interest rate	[2]	5.75%	5.75%
Principal Maturity		2032
Non-current		$ 384		384	384
Current		10		10	$ 11
Negotiable obligations [member] | 2023 January [member] | Class XXI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 230
Interest rate	[2]	1.00%	1.00%
Principal Maturity		2026
Non-current		$ 220		229
Current				1
Negotiable obligations [member] | 2023 January and 2023 April [member] | Class XXII [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]		$ 15,761
Current				25
Negotiable obligations [member] | 2023 April [member] | Class XXIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 147
Interest rate	[2]	0.00%	0.00%
Principal Maturity		2025
Non-current				158
Current		$ 150
Negotiable obligations [member] | 2023 April [member] | Class XXIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 38
Interest rate	[2]	1.00%	1.00%
Principal Maturity		2027
Non-current		$ 37		38
Negotiable obligations [member] | 2023 June [member] | Class XXV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 263
Interest rate	[2]	5.00%	5.00%
Principal Maturity		2026
Non-current		$ 263		262
Current		1		1
Negotiable obligations [member] | 2023 September [member] | Class XXVI [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 400
Interest rate	[2]	0.00%	0.00%
Principal Maturity		2028
Non-current		$ 400		400
Negotiable obligations [member] | 2023 October [member] | Class XXVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 128
Interest rate	[2]	0.00%	0.00%
Principal Maturity		2026
Non-current		$ 147		$ 169
Negotiable obligations [member] | 2024 January [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 800
Interest rate	[2]	9.50%	9.50%
Principal Maturity		2031
Non-current		$ 790
Current		35
Negotiable obligations [member] | 2024 May [member] | Class XXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 178
Interest rate	[2]	6.00%	6.00%
Principal Maturity		2026
Non-current		$ 177
Current		1
Negotiable obligations [member] | 2024 July [member] | Class XXX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 185
Interest rate	[2]	1.00%	1.00%
Principal Maturity		2026
Non-current		$ 187
Negotiable obligations [member] | 2024 September [member] | Class XXXI [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 540
Interest rate	[2]	8.75%	8.75%
Principal Maturity		2031
Non-current		$ 539
Current		15
Negotiable obligations [member] | 2024 October [member] | Class XXXII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 125
Interest rate	[2]	6.50%	6.50%
Principal Maturity		2028
Non-current		$ 125
Current		2
Negotiable obligations [member] | 2024 October [member] | Class XXXIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	[1]	$ 25
Interest rate	[2]	7.00%	7.00%
Principal Maturity		2028
Non-current		$ 25

[1]	Total nominal value issued without including the nominal values canceled through exchanges or repurchases, expressed in millions.
[2]	Nominal annual interest rate as of December 31, 2024.